ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 10, 2017	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Jul. 19, 2017
State of incorporation			Nevada
Date of incorporation			Jul. 20, 2017
Common stock, shares issued		62,637,500	132,637,500		132,637,500
Cash		$ 25	$ 246,622	$ 50,000	$ 774,468
Accounts payable			27,266		95,287
Other payable assumed in reverse merger				$ 75,907	$ 75,907
My Cloudz [Member]
Common stock, shares issued	70,000,000
Percentage of common shares issued and outstanding	57.00%
Cash	$ 3,972
Accounts payable	1,105
Other payable assumed in reverse merger	$ 75,907